Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Components of trade and other payables

	December 31, 2018	December 31, 2017
Trade accounts payable - third parties	1,810,445	1,032,557
Other	25,890	168,263
Total trade and other payables	1,836,335	1,200,820